Offerings	Oct. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.0001 per share
Amount Registered | shares	1,953,124
Proposed Maximum Offering Price per Unit	89.21
Maximum Aggregate Offering Price	$ 174,238,192.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,062.29
Offering Note	Note 1a. These represent the registrant's ordinary shares that will be offered for resale by the Selling Shareholders pursuant to this registration statement to which this exhibit is attached. These ordinary shares will be represented by American Depositary Shares, or ADSs, each of which represents one ordinary share of the registrant. ADSs issuable on deposit of the ordinary shares registered hereby have been registered pursuant to a separate registration statement on Form F-6 (File No. 333-264395). Note 1b. This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant's ADSs on October 17, 2025 as reported on the Nasdaq Capital Market.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.0001 per share, issuable upon exercise of the Warrants by the Selling Shareholders
Amount Registered | shares	1,953,124
Proposed Maximum Offering Price per Unit	89.21
Maximum Aggregate Offering Price	$ 174,238,192.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,062.29
Offering Note	These represent the registrant's ordinary shares, issuable upon exercise of the Warrants by the Selling Shareholders, that will be offered for resale by the Selling Shareholders pursuant to this registration statement to which this exhibit is attached. These ordinary shares will be represented by American Depositary Shares, or ADSs, each of which represents one ordinary share of the registrant. ADSs issuable on deposit of the ordinary shares registered hereby have been registered pursuant to a separate registration statement on Form F-6 (File No. 333-264395). See Note 1b.